Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax [Abstract]
Income Taxes
15.	INCOME TAXES
Income Tax Recognized in Profit or Loss

	For the six months ended June 30
	2020	2021
Current tax
In respect of the current period	$—	$—

The Company has unused tax losses of $151 million for year of assessment 2020 (Year of assessment 2019: $134 million) available for offset against future profits. No deferred tax asset has been recognised in respect of all the unused tax losses as it is not considered probable that there will be future taxable profits available. Subject to qualifying conditions, the unused trade losses can be carried forward indefinitely.

a.	Cayman Islands
ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Singapore
ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd., incorporated in Singapore, are subject to the statutory corporate income tax rate of 17%. ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd. have no taxable income for the six months ended June 30, 2020 and 2021, and therefore, no provision for income tax is required.

c.	Taiwan
ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan, is subject to the statutory corporate income tax rate of 20% and the corporate surtax rate of 5%.

d.	Australia
ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the six months ended June 30, 2020 and 2021, and therefore, no provision for income tax is required.

e.	Hong Kong
ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the six months ended June 30, 2020 and 2021, and therefore, no provision for income tax is required.

f.	China
ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the six months ended June 30, 2020 and 2021, and therefore, no provision for income tax is required.

g.	United States of America
ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the six months ended June 30, 2020 and 2021, and therefore, no provision for income tax is required.